Transport concession	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Transport Concession
Note 30. Transport Concession
30.1 General considerations
Section 28, Argentina’s National Hydrocarbons Law, sets forth that all operating concession holders are entitled to obtain a concession for transporting hydrocarbons. In compliance with section 6, Presidential Decree No. 115/19, the transportation concessions granted after the issuance of this decree will have complete independence and autonomy from the operating concession giving rise to it so that the operating concession does not interfere or hinder by any means the term of the transportation concession. The transportation concession holder will be entitled to enter into capacity reservation agreements freely pursuant to the terms of this decree. The assignment method, prices and volumes of these agreements may be negotiated freely between the transportation concession holder and the related shippers.
30.2 Federal transportation concession
On November 22, 2019, Argentina’s Government Department of Energy issued Resolution No. 753/19 whereby it provided Vista Argentina with a Crude oil transportation concession for the oil pipeline that will extend from Borde Montuoso oilfield (in Bajada de Palo Oeste, Province of Neuquén) to La Escondida pumping station (related to Allen-Puerto Rosales oilfield, Province of Río Negro), operated by Oldelval. In that same act, Vista Argentina assigned the concession to Aleph.
The federal transportation concession is extended through December 19, 2053.
It will transport production from Bajada de Palo Oeste, Bajada del Palo Este, Coirón Amargo Norte, Charco del Palenque and Entre Lomas, located in the Provinces of Neuquén and Río Negro.

30.3 Entre Lomas Crude oil transportation concession
On December 6, 2019, the Province of Río Negro issued Decree No. 1,821/19 whereby it provided Vista Argentina with a hydrocarbon transportation concession related to ELo concerning the oil pipeline connecting the crude treatment plant located in Charco Bayo oilfield in Entre Lomas (the “PTC Elo”) to its interconnection with the Crude oil trunk transportation system in La Escondida operated by Oldelval in the Province of Río Negro, including the PTC ELo within the transportation concession.
The transportation concession was granted for a term equal to the remainder term of the operating concession of the related ELo area; i.e., until January 21, 2026.
It will transport production from ELo, Bajada del Palo Oeste, Bajada del Palo Este, Coirón Amargo Norte, ELo and Charco del Palenque.
30.4 25 de Mayo-Medanito S.E. transportation concession
On December 6, 2019, the Province of Río Negro issued Decree No. 1,822/19 whereby it provided Vista Argentina with a hydrocarbon transportation concession related to 25 de Mayo-Medanito S.E., Province of Río Negro, concerning the oil pipeline connecting the crude treatment plant located in 25 de Mayo-Medanito S.E. (Río Negro) (“PTC MED”) to its interconnection with the Crude oil trunk transportation system in Medanito operated by Oldelval in the Province of Río Negro, including PTC MED within the transportation concession.
The transportation concession was granted for a term equal to the remainder term of the operating concession of the related 25 de Mayo-Medanito S.E. area; i.e., until October 26, 2026.
It will transport production from 25 de Mayo- Medanito S.E. and Jagüel de los Machos.
For further information see Note 36.
30.5 Entre Lomas gas transportation concession
On December 6, 2019, the Province of Río Negro issued Decree No. 1,823/19 whereby it provided Vista Argentina with a hydrocarbon transportation concession related to ELo concerning the gas pipeline connecting the gas treatment plant located in Charco Bayo oilfield in ELo (the “PTG ELo”) to its interconnection with the gas trunk transportation system operated by Transportadora de Gas del Sur S.A. (“TGS”) in the Province of Río Negro, including the PTG ELo within the transportation concession.
The transportation concession was granted for a term equal to the remainder term of the operating concession of the related ELo area; i.e., until January 21, 2026.
It will transport production from ELo, Bajada del Palo Oeste, Bajada del Palo Este, Coirón Amargo Norte and Charco del Palenque.
For further information see Note 36.
30.6 Jarilla Quemada gas transportation concession
On April 19, 2013, the Province of Río Negro issued Decree No. 434/13 granting Vista Argentina a hydrocarbon transportation concession for Jarilla Quemada oilfield in Agua Amarga area over the gas pipeline connecting such oilfield to the fiscal oil metering station located at 45.47 km of Medanito-Mainqué gas pipeline.
The transportation concession was granted for 35 years, through April 9, 2048.
For further information see Note 36.